Securities (Schedule of Unrealized Losses) (Details) $ in Thousands	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	52	92
Fair Value, Less Than 12 Months	$ 72,395	$ 119,209
Gross unrealized Losses, Less Than 12 Months	$ (745)	$ (2,197)
Number of Securities, 12 Months or More | security	42	2
Fair Value, 12 Months or More	$ 65,975	$ 304
Gross Unrealized Losses, 12 Months or More	$ (1,690)	$ (2)
Number of Securities, Total | security	94	94
Fair Value, Total	$ 138,370	$ 119,513
Unrealized Losses, Total	$ (2,435)	$ (2,199)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	5	21
Fair Value, Less Than 12 Months	$ 10,845	$ 32,783
Gross unrealized Losses, Less Than 12 Months	$ (157)	$ (709)
Number of Securities, 12 Months or More | security	15	0
Fair Value, 12 Months or More	$ 23,369
Gross Unrealized Losses, 12 Months or More	$ (627)
Number of Securities, Total | security	20	21
Fair Value, Total	$ 34,214	$ 32,783
Unrealized Losses, Total	$ (784)	$ (709)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	23	37
Fair Value, Less Than 12 Months	$ 10,491	$ 17,437
Gross unrealized Losses, Less Than 12 Months	$ (70)	$ (406)
Number of Securities, 12 Months or More | security	6	1
Fair Value, 12 Months or More	$ 3,862	$ 300
Gross Unrealized Losses, 12 Months or More	$ (108)	$ (2)
Number of Securities, Total | security	29	38
Fair Value, Total	$ 14,353	$ 17,737
Unrealized Losses, Total	$ (178)	$ (408)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	23	34
Fair Value, Less Than 12 Months	$ 51,050	$ 68,989
Gross unrealized Losses, Less Than 12 Months	$ (518)	$ (1,082)
Number of Securities, 12 Months or More | security	20	0
Fair Value, 12 Months or More	$ 38,740
Gross Unrealized Losses, 12 Months or More	$ (955)
Number of Securities, Total | security	43	34
Fair Value, Total	$ 89,790	$ 68,989
Unrealized Losses, Total	$ (1,473)	$ (1,082)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	51	92
Fair Value, Less Than 12 Months	$ 72,386	$ 119,209
Gross unrealized Losses, Less Than 12 Months	$ (745)	$ (2,197)
Number of Securities, 12 Months or More | security	41	1
Fair Value, 12 Months or More	$ 65,971	$ 300
Gross Unrealized Losses, 12 Months or More	$ (1,690)	$ (2)
Number of Securities, Total | security	92	93
Fair Value, Total	$ 138,357	$ 119,509
Unrealized Losses, Total	$ (2,435)	$ (2,199)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of Securities, Less Than 12 Months | security	1	0
Fair Value, Less Than 12 Months	$ 9
Number of Securities, 12 Months or More | security	1	1
Fair Value, 12 Months or More	$ 4	$ 4
Number of Securities, Total | security	2	1
Fair Value, Total	$ 13	$ 4